Financial Risk Management - Exposure to Foreign Currency Risk Based on Notional Amounts (Detail)
€ in Millions, ₫ in Millions, ₩ in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, zł in Millions, $ in Millions, $ in Millions
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 PLN (zł)	Dec. 31, 2021 VND (₫)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 PLN (zł)	Dec. 31, 2020 VND (₫)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents	₩ 3,541,597								₩ 4,218,099									₩ 3,336,003	₩ 2,365,022
Deposits in banks	743,316								78,663
Trade accounts and notes receivable	4,574,789								3,517,512
Trade accounts and notes payable	(1,074,089)								(1,078,150)
Other accounts payable	(3,401,346)								₩ (2,781,941)
Financial liabilities	₩ 22,153,427
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents		$ 1,138	¥ 195	¥ 11,024	$ 29	€ 3	zł 3	₫ 44,525		$ 1,795	¥ 164	¥ 13,382	$ 34	€ 7	zł 4	₫ 33,843
Deposits in banks | ¥				3,564
Trade accounts and notes receivable		3,708	221	568						3,093	13	585
Other accounts receivables		24	71	297	4			15,828		52	93	222	3	6		9,773
Other assets denominated in foreign currencies			176	167	6			6,481			208	51	6	1		4,586
Trade accounts and notes payable		(2,170)	(8,850)	(2,343)				(465,390)		(1,948)	(9,831)	(2,037)				(357,149)
Other accounts payable		(1,227)	(4,630)	(2,203)	(5)	(5)		(1,610,640)		(268)	(6,239)	(2,018)	(4)	(8)		(997,204)	£ (2)
Financial liabilities		(4,257)		(18,017)						(4,294)		(27,825)
Aggregate notional amounts in the consolidated statements of financial position		(2,784)	(12,817)	(6,943)	34	(2)	3	(2,009,196)		(1,570)	(15,592)	(17,640)	39	6	4	(1,306,151)	(2)
Cross currency interest rate swap contracts | $		1,545								2,225
Net exposure		$ (1,239)	¥ (12,817)	¥ (6,943)	$ 34	€ (2)	zł 3	₫ (2,009,196)		$ 655	¥ (15,592)	¥ (17,640)	$ 39	€ 6	zł 4	₫ (1,306,151)	£ (2)